Marketable debt securities - Disclosure of changes in bonds and debentures outstanding (Details) - Marketable debt securities - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Changes in financial instruments, Liabilities
Balance at beginning of year	€ 280,339	€ 246,163
Balance at year-end	308,579	280,339	€ 246,163
Bonds and debentures outstanding
Changes in financial instruments, Liabilities
Balance at beginning of year	211,597	194,362	191,577
Net inclusion, fair value measurement, liabilities	(1,467)	0	0
Issues	68,568	66,033	59,937
Redemptions and repurchases	(48,825)	(49,903)	(61,846)
Exchange differences and other movements	2,007	1,105	4,694
Balance at year-end	231,880	211,597	194,362
Bonds and debentures outstanding | Parent Company
Changes in financial instruments, Liabilities
Issues	19,706	19,243	11,766
Redemptions and repurchases	(7,889)	(9,297)	(3,185)
Bonds and debentures outstanding | Auto ABS UK Loans PLC
Changes in financial instruments, Liabilities
Net inclusion, fair value measurement, liabilities	(841)	0	0
Bonds and debentures outstanding | PSA Bank Deutschland GmbH
Changes in financial instruments, Liabilities
Net inclusion, fair value measurement, liabilities	(626)	0	0
Bonds and debentures outstanding | Banco Santander Brasil SA
Changes in financial instruments, Liabilities
Issues	12,781	11,233	14,996
Redemptions and repurchases	(10,542)	(2,721)	(15,182)
Bonds and debentures outstanding | Santander Consumer USA Holdings Inc.
Changes in financial instruments, Liabilities
Issues	7,309	13,315	15,771
Redemptions and repurchases	(14,466)	(15,252)	(15,151)
Bonds and debentures outstanding | Santander UK Group Holdings plc
Changes in financial instruments, Liabilities
Issues	6,002	10,178	3,372
Redemptions and repurchases	(6,185)	(5,267)	(14,695)
Bonds and debentures outstanding | Santander Consumer Finance, S.A.
Changes in financial instruments, Liabilities
Issues	2,557	1,293	1,169
Redemptions and repurchases	(1,800)	(3,357)	(3,779)
Bonds and debentures outstanding | Santander Holdings USA, Inc.
Changes in financial instruments, Liabilities
Issues	1,850	2,315	0
Redemptions and repurchases	0	(3,153)	(778)
Bonds and debentures outstanding | Banco Santander Totta, S.A.
Changes in financial instruments, Liabilities
Issues	1,734	113	183
Bonds and debentures outstanding | Santander Consumer Bank S.p.A.
Changes in financial instruments, Liabilities
Issues	1,460	0	505
Bonds and debentures outstanding | Santander Bank, National Association
Changes in financial instruments, Liabilities
Issues	1,346	1,222	252
Bonds and debentures outstanding | Santander Consumer Bank AG
Changes in financial instruments, Liabilities
Issues	1,256	0	0
Bonds and debentures outstanding | Banque Stellantis France
Changes in financial instruments, Liabilities
Issues	1,145	60	815
Redemptions and repurchases	(813)	(1,165)	(335)
Bonds and debentures outstanding | Santander Bank Polska
Changes in financial instruments, Liabilities
Issues	1,102	0	0
Bonds and debentures outstanding | Santander International Products, Plc.
Changes in financial instruments, Liabilities
Issues	1,054	599	914
Bonds and debentures outstanding | Banco Santander Chile
Changes in financial instruments, Liabilities
Issues	814	1,486	1,158
Redemptions and repurchases	(575)	(1,452)	(1,030)
Bonds and debentures outstanding | SC Germany S.A., Compartment Consumer 2023-1
Changes in financial instruments, Liabilities
Issues	783	0	0
Bonds and debentures outstanding | Santander Consumo 4, F.T.
Changes in financial instruments, Liabilities
Issues	0	0	1,531
Bonds and debentures outstanding | SC Germany S.A., Compartment Consumer 2021-1
Changes in financial instruments, Liabilities
Issues	0	0	1,496
Bonds and debentures outstanding | Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México
Changes in financial instruments, Liabilities
Redemptions and repurchases	€ (140)	€ (1,316)	€ (411)